Loans Due From Third Parties (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of the year	$ 4,870,838	$ 2,680,077
Reduction due to deconsolidation	(4,870,838)
Provisions	27,432	2,244,601
Reversals
Foreign exchange (gain) loss		(53,840)
Balance at end of the year	$ 27,432	$ 4,870,838